UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22103

SPA ETF Trust

(Exact name of registrant as specified in charter)

12 East 49th Street Tower 49 New York, NY (Address of principal executive offices)	10017 (Zip Code)

Antony Drain
12 East 49th Street
Tower 49
New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-663-1595

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

SPA MARKETGRADER 40

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

COMMON STOCKS—99.9%
Capital Markets—10.3%
Goldman Sachs Group, Inc.	253	$54,408
Greenhill & Co., Inc.	808	53,716
optionsXpress Holdings, Inc.	1,918	64,866
SEI Investments Co.	1,859	59,804
Total Capital Markets		232,794

Chemicals—3.5%
Terra Nitrogen Co. LP	523	78,204

Communications Equipment—2.6%
Avici Systems, Inc.	7,506	59,523

Computers & Peripherals—5.3%
Seagate Technology	2,152	54,876
Western Digital Corp. *	2,180	65,858
Total Computers & Peripherals		120,734

Consumer Finance—1.2%
First Marblehead Corp. (The)	1,727	26,423

Diversified Consumer Services—5.0%
Apollo Group, Inc. Class A *	760	53,314
Sotheby’s	1,571	59,855
Total Diversified Consumer Services		113,169

Diversified Financial Services—2.8%
Nasdaq Stock Market, Inc. (The) *	1,279	63,298

Electrical Equipment—2.6%
AZZ, Inc. *	2,065	58,543

Electronic Equipment & Instruments—5.0%
Cal Dive International, Inc. *	4,488	59,421
Flir Systems, Inc. *	1,704	53,335
Total Electronic Equipment & Instruments		112,756

Energy Equipment & Services—15.2%
ENSCO International, Inc.	1,022	60,932
Helmerich & Payne, Inc.	1,612	64,593
Noble Corp.	1,074	60,692
Superior Energy Services *	1,541	53,041
Transocean, Inc. *	724	103,640
Total Energy Equipment & Services		342,898

Food Products—3.1%
Archer-Daniels-Midland Co.	1,511	70,156

Health Care Providers & Services—2.8%
WellCare Health Plans, Inc. *	1,468	62,258

Insurance—2.5%
Validus Holdings Ltd. *	2,206	57,312

Internet Software & Services—4.5%
Imergent, Inc.	3,441	36,440
TheStreet.com, Inc.	4,072	64,826
Total Internet Software & Services		101,266

See Notes to the Schedule of Investments.

SPA MARKETGRADER 40

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

Machinery—7.6%
Dynamic Materials Corp.	997	$58,723
Graham Corp.	982	51,457
Hurco Cos., Inc. *	1,400	61,110
Total Machinery		171,290

Metals & Mining—2.7%
Freeport-McMoRan Copper & Gold, Inc.	599	61,362

Oil, Gas & Consumable Fuels—4.5%
Alon USA Energy, Inc.	1,823	49,549
St. Mary Land & Exploration Co.	1,337	51,622
Total Oil, Gas & Consumable Fuels		101,171

Semiconductors & Semiconductor—2.1%
Techwell, Inc. *	4,349	47,882

Software—7.1%
Double-Take Software, Inc. *	2,483	53,931
Microsoft Corp.	1,589	56,568
MicroStrategy, Inc. Class A *	528	50,213
Total Software		160,712

Specialty Retail—7.2%
Best Buy Co., Inc.	1,162	61,178
Dick’s Sporting Goods, Inc. *	1,802	50,024
Guess?, Inc.	1,358	51,455
Total Specialty Retail		162,657

Textiles, Apparel & Luxury Goods—2.3%
CROCS, Inc. *	1,422	52,344
Total Investments—99.9%
(Cost $2,341,659)		2,256,752
Other Assets in Excess of Liabilities—0.1%		2,634
Net Assets—100.0%		$2,259,386

*	Non–income producing security

See Notes to the Schedule of Investments.

SPA MARKETGRADER 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

COMMON STOCKS—97.4%
Aerospace & Defense—1.6%
Ceradyne, Inc. *	320	$15,018
Precision Castparts Corp.	166	23,024
Total Aerospace & Defense		38,042

Air Freight & Logistics—0.9%
United Parcel Service, Inc. Class B	297	21,004

Automobiles—0.8%
Harley-Davidson, Inc.	401	18,731

Beverages—1.1%
PepsiCo, Inc.	329	24,971

Biotechnology—0.9%
Trimeris, Inc. *	3,171	22,134

Capital Markets—5.0%
AllianceBernstein Holdings LP	273	20,543
American Capital Strategies Ltd.	556	18,326
Greenhill & Co., Inc.	384	25,528
Morgan Stanley	353	18,748
optionsXpress Holdings, Inc.	959	32,434
Total Capital Markets		115,579

Chemicals—2.7%
Flotek Industries, Inc. *	693	24,976
Terra Nitrogen Co. LP	246	36,784
Total Chemicals		61,760

Commercial Banks—0.8%
Pacific Capital Bancorp, NA	877	17,654

Commercial Services & Supplies—1.1%
ICF International, Inc. *	1,029	25,993

Communications Equipment—0.9%
Avici Systems, Inc.	2,515	19,944

Computers & Peripherals—4.4%
Hewlett-Packard Co.	487	24,584
Intevac, Inc. *	1,539	22,377
Seagate Technology	924	23,562
Western Digital Corp. *	1,056	31,902
Total Computers & Peripherals		102,425

Consumer Finance—0.4%
First Marblehead Corp. (The)	641	9,807

Diversified Consumer Services—3.1%
Apollo Group, Inc. Class A *	392	27,499
Sotheby’s	551	20,993
Strayer Education, Inc.	141	24,052
Total Diversified Consumer Services		72,544

Diversified Financial Services—0.7%
Asta Funding, Inc.	612	16,181

Electrical Equipment—1.2%
Emerson Electric Co.	481	27,253

See Notes to the Schedule of Investments.

SPA MARKETGRADER 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

Electronic Equipment & Instruments—1.4%
Dolby Laboratories, Inc. Class A *	648	$32,219

Energy Equipment & Services—17.3%
Bolt Technology Corp. *	528	20,053
Dawson Geophysical Co. *	336	24,011
Diamond Offshore Drilling, Inc.	236	33,511
ENSCO International, Inc.	405	24,146
Grant Prideco, Inc. *	429	23,814
Gulfmark Offshore, Inc. *	486	22,740
Halliburton Co.	693	26,272
Helmerich & Payne, Inc.	755	30,253
National Oilwell Varco, Inc. *	398	29,237
Noble Corp.	473	26,729
Oceaneering International, Inc. *	359	24,179
Superior Energy Services *	619	21,306
Superior Well Services, Inc. *	1,030	21,857
Transocean, Inc. *	366	52,392
W-H Energy Services, Inc. *	373	20,966
Total Energy Equipment & Services		401,466

Food Products—1.4%
Archer-Daniels-Midland Co.	696	32,315

Health Care Equipment & Supplies—2.9%
Alcon, Inc.	169	24,174
Immucor, Inc. *	694	23,589
Kinetic Concepts, Inc. *	373	19,978
Total Health Care Equipment & Supplies		67,741

Hotels, Restaurants & Leisure—0.9%
Wynn Resorts Ltd.	190	21,305

Household Durables—0.9%
Garmin Ltd.	223	21,631

Insurance—9.3%
Berkshire Hathaway, Inc. Class B *	6	28,416
eHealth, Inc. *	1,067	34,261
Endurance Specialty Holdings Ltd.	573	23,911
HCC Insurance Holdings, Inc.	784	22,485
IPC Holdings Ltd.	888	25,637
Life Partners Holdings, Inc.	640	17,728
Philadelphia Consolidated Holding Co. *	585	23,020
RLI Corp.	374	21,239
SeaBright Insurance Holdings, Inc. *	1,239	18,684
Total Insurance		215,381

Internet & Catalog Retail—0.5%
NutriSystem, Inc. *	470	12,681

Internet Software & Services—1.3%
Imergent, Inc.	1,219	12,909
Knot, Inc. (The) *	1,063	16,944
Total Internet Software & Services		29,853

IT Services—0.9%
Accenture Ltd. Class A	562	20,249

See Notes to the Schedule of Investments.

SPA MARKETGRADER 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

Machinery—2.8%
Cascade Corp.	324	$15,053
Dynamic Materials Corp.	505	29,744
Hurco Cos., Inc. *	452	19,730
Total Machinery		64,527

Metals & Mining—5.1%
Allegheny Technologies, Inc.	232	20,045
Freeport-McMoRan Copper & Gold, Inc.	264	27,044
Schnitzer Steel Industries, Inc. Class A	424	29,311
Titanium Metals Corp.	725	19,176
Universal Stainless & Alloy *	649	23,085
Total Metals & Mining		118,661

Oil, Gas & Consumable Fuels—8.2%
Alliance Resource Partners LP	663	24,047
Alon USA Energy, Inc.	623	16,933
Arena Resources, Inc. *	770	32,117
Atlas Energy Resources LLC	704	21,887
Chesapeake Energy Corp.	695	27,244
Delek US Holdings, Inc.	846	17,115
Holly Corp.	380	19,338
Tesoro Corp.	461	21,990
Western Refining, Inc.	457	11,064
Total Oil, Gas & Consumable Fuels		191,735

Personal Products—0.7%
NBTY, Inc. *	604	16,550

Pharmaceuticals—2.1%
Aspreva Pharmaceuticals Corp. *	1,207	31,382
Viropharma, Inc. *	2,328	18,484
Total Pharmaceuticals		49,866

Real Estate Management & Development—0.6%
Jones Lang LaSalle, Inc.	209	14,872

Semiconductors & Semiconductor Equipment—3.6%
Cypress Semiconductor Corp. *	905	32,607
Lam Research Corp. *	415	17,940
MEMC Electronic Materials, Inc. *	378	33,450
Total Semiconductors & Semiconductor Equipment		83,997

Software—6.6%
Ansoft Corp. *	757	19,568
Concur Technologies, Inc. *	869	31,467
Interactive Intelligence, Inc. *	1,086	28,616
Intuit, Inc. *	781	24,687
Microsoft Corp.	801	28,516
Vasco Data Security International, Inc. *	733	20,465
Total Software		153,319

Specialty Retail—1.7%
Guess?, Inc.	464	17,581
J Crew Group, Inc. *	451	21,743
Total Specialty Retail		39,324

See Notes to the Schedule of Investments.

SPA MARKETGRADER 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

Textiles, Apparel & Luxury Goods—2.5%
CROCS, Inc. *	389	$14,319
Heelys, Inc. *	2,385	16,600
Nike, Inc. Class B	417	26,788
Total Textiles, Apparel & Luxury Goods		57,707

Tobacco—1.1%
Altria Group, Inc.	331	25,017
Total Investments—97.4%
(Cost $2,447,005)		2,264,438
Other Assets in Excess of Liabilities—2.6%		60,095
Net Assets—100.0%		$2,324,533
*	Non-income producing security

See Notes to the Schedule of Investments.

SPA MARKETGRADER 200

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

COMMON STOCKS—99.8%
Aerospace & Defense—1.3%
Ceradyne, Inc. *	158	$7,415
Ladish Co., Inc. *	218	9,415
Precision Castparts Corp.	88	12,206
Total Aerospace & Defense		29,036

Air Freight & Logistics—0.5%
United Parcel Service, Inc. Class B	151	10,679

Automobiles—0.4%
Harley-Davidson, Inc.	213	9,949

Beverages—1.4%
Boston Beer Co., Inc. Class A *	235	8,848
Hansen Natural Corp. *	255	11,294
PepsiCo, Inc.	168	12,751
Total Beverages		32,893

Biotechnology—1.0%
Amgen, Inc. *	229	10,635
Omrix Biopharmaceuticals, Inc. *	327	11,360
Total Biotechnology		21,995

Capital Markets—5.2%
AllianceBernstein Holdings LP	139	10,460
American Capital Strategies Ltd.	277	9,130
Eaton Vance Corp.	298	13,532
Franklin Resources, Inc.	87	9,955
Greenhill & Co., Inc.	198	13,163
Merrill Lynch & Co., Inc.	155	8,320
Morgan Stanley	184	9,772
optionsXpress Holdings, Inc.	487	16,471
SEI Investments Co.	452	14,541
T Rowe Price Group, Inc.	223	13,576
Total Capital Markets		118,920

Chemicals—4.3%
Air Products & Chemicals, Inc.	127	12,526
Flotek Industries, Inc. *	303	10,920
ICO, Inc. *	998	12,814
LSB Industries, Inc. *	520	14,674
Methanex Corp.	508	14,021
Potash Corp. of Saskatchewan	129	18,572
Terra Nitrogen Co. LP	106	15,850
Total Chemicals		99,377

Commercial Banks—3.2%
Cascade Bancorp	489	6,807
Community Bancorp *	465	8,077
Frontier Financial Corp.	466	8,654
KeyCorp	344	8,067
Nara Bancorp, Inc.	723	8,437
Pacific Capital Bancorp, NA	454	9,138
Preferred Bank	278	7,234
Regions Financial Corp.	366	8,656
West Coast Bancorp	418	7,733
Total Commercial Banks		72,803

See Notes to Schedule of Investments.

SPA MARKETGRADER 200

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

Commercial Services & Supplies—1.4%
American Ecology Corp.	573	$13,453
ICF International, Inc. *	465	11,746
TrueBlue, Inc. *	549	7,950
Total Commercial Services & Supplies		33,149

Communications Equipment—2.7%
Cisco Systems, Inc. *	359	9,718
CommScope, Inc. *	202	9,940
Comtech Telecommunications Corp. *	269	14,529
Harris Corp.	188	11,784
Research In Motion Ltd. *	134	15,196
Total Communications Equipment		61,167

Computers & Peripherals—2.8%
Apple, Inc. *	83	16,440
Hewlett-Packard Co.	232	11,711
Intevac, Inc. *	701	10,193
Seagate Technology	444	11,322
Western Digital Corp. *	490	14,803
Total Computers & Peripherals		64,469

Construction & Engineering—0.5%
Michael Baker Corp. *	276	11,344

Construction Materials—0.4%
Headwaters, Inc. *	693	8,136

Consumer Finance—0.2%
First Marblehead Corp. (The)	342	5,233

Diversified Consumer Services—1.6%
Apollo Group, Inc. Class A *	195	13,679
Sotheby’s	265	10,097
Strayer Education, Inc.	72	12,282
Total Diversified Consumer Services		36,058

Diversified Financial Services—1.0%
Asta Funding, Inc.	311	8,223
Interactive Brokers Group, Inc. Class A*	428	13,833
Total Diversified Financial Services		22,056

Diversified Telecommunication Services—0.5%
Atlantic Tele-Network, Inc.	342	11,553

Electrical Equipment—0.6%
Emerson Electric Co.	233	13,202

Electronic Equipment & Instruments—1.7%
Anixter International, Inc. *	149	9,278
Dolby Laboratories, Inc. Class A *	314	15,612
Flir Systems, Inc. *	466	14,586
Total Electronic Equipment & Instruments		39,476

See Notes to Schedule of Investments.

SPA MARKETGRADER 200

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

Energy Equipment & Services—12.0%
Basic Energy Services, Inc. *	554	$12,160
Cameron International Corp. *	280	13,476
Complete Production Services, Inc. *	516	9,273
Dawson Geophysical Co. *	169	12,077
Diamond Offshore Drilling, Inc.	109	15,477
ENSCO International, Inc.	211	12,580
FMC Technologies, Inc. *	242	13,721
Grant Prideco, Inc. *	207	11,491
Gulfmark Offshore, Inc. *	250	11,698
Halliburton Co.	331	12,548
Helmerich & Payne, Inc.	364	14,585
National Oilwell Varco, Inc. *	179	13,149
Noble Corp.	234	13,223
Oceaneering International, Inc. *	171	11,517
Oil States International, Inc. *	271	9,247
Schlumberger Ltd.	119	11,706
Superior Energy Services *	295	10,154
Superior Well Services, Inc. *	531	11,268
Tetra Technologies, Inc. *	573	8,922
Tidewater, Inc.	175	9,601
Transocean, Inc. *	102	14,601
Trico Marine Services, Inc. *	349	12,920
W-H Energy Services, Inc. *	180	10,118
Total Energy Equipment & Services		275,512

Food & Staples Retailing—1.4%
Andersons, Inc. (The)	242	10,842
SYSCO Corp.	343	10,705
Walgreen Co.	254	9,672
Total Food & Staples Retailing		31,219

Food Products—0.7%
Archer-Daniels-Midland Co.	340	15,786

Gas Utilities—1.7%
Energen Corp.	213	13,681
Equitable Resources, Inc.	233	12,414
Questar Corp.	229	12,389
Total Gas Utilities		38,484

Health Care Equipment & Supplies—2.1%
Immucor, Inc. *	344	11,693
Intuitive Surgical, Inc. *	52	16,873
Kinetic Concepts, Inc. *	191	10,230
Mentor Corp.	257	10,049
Total Health Care Equipment & Supplies		48,845

Health Care Providers & Services—0.6%
LHC Group, Inc. *	572	14,289

Hotels, Restaurants & Leisure—1.5%
Ambassadors Group, Inc.	295	5,401
Monarch Casino & Resort, Inc. *	404	9,728
Premier Exhibitions, Inc. *	724	7,921
Wynn Resorts Ltd.	93	10,428
Total Hotels, Restaurants & Leisure		33,478

See Notes to Schedule of Investments.

SPA MARKETGRADER 200

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value
Household Durables—0.9%
Garmin Ltd.	113	$10,961
Tempur-Pedic International, Inc.	396	10,284
Total Household Durables		21,245

Industrial Conglomerates—0.6%
McDermott International, Inc. *	239	14,108

Insurance—8.3%
Arch Capital Group Ltd. *	159	11,186
Axis Capital Holdings Ltd.	317	12,353
Berkshire Hathaway, Inc. Class B *	3	14,208
eHealth, Inc. *	571	18,335
Endurance Specialty Holdings Ltd.	287	11,977
Everest Re Group Ltd.	112	11,245
FBL Financial Group, Inc. Class A	293	10,117
HCC Insurance Holdings, Inc.	415	11,902
Life Partners Holdings, Inc.	291	8,061
Max Capital Group Ltd.	417	11,672
Navigators Group, Inc. *	211	13,715
Philadelphia Consolidated Holding Co. *	286	11,254
RenaissanceRe Holdings Ltd.	200	12,048
RLI Corp.	190	10,790
Safety Insurance Group, Inc.	336	12,304
SeaBright Insurance Holdings, Inc. *	665	10,028
Total Insurance		191,195

Internet & Catalog Retail—0.6%
NutriSystem, Inc. *	211	5,693
PetMed Express, Inc. *	764	9,244
Total Internet & Catalog Retail		14,937

Internet Software & Services—2.1%
Google, Inc. Class A *	22	15,213
j2 Global Communications, Inc. *	337	7,134
Knot, Inc. (The) *	547	8,719
TheStreet.com, Inc.	1,121	17,846
Total Internet Software & Services		48,912

IT Services—2.0%
Accenture Ltd. Class A	278	10,016
Cognizant Technology Solutions Corp. Class A *	312	10,589
SYKES Enterprises, Inc. *	695	12,510
Syntel, Inc.	331	12,751
Total IT Services		45,866

Machinery—3.7%
Cascade Corp.	156	7,248
Dynamic Materials Corp.	266	15,667
Graco, Inc.	284	10,582
Hurco Cos., Inc. *	232	10,127
Lincoln Electric Holdings, Inc.	159	11,318
Manitowoc Co., Inc. (The)	288	14,063
Twin Disc, Inc.	211	14,932
Total Machinery		83,937

Media—0.6%
Morningstar, Inc. *	178	13,840

See Notes to Schedule of Investments.

SPA MARKETGRADER 200

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

Metals & Mining—4.7%
Allegheny Technologies, Inc.	115	$9,936
Cleveland-Cliffs, Inc.	150	15,120
Commercial Metals Co.	397	11,692
Freeport-McMoRan Copper & Gold, Inc.	131	13,420
Kaiser Aluminum Corp.	169	13,432
Lundin Mining Corp. *	998	9,571
Schnitzer Steel Industries, Inc. Class A	196	13,549
Southern Copper Corp.	109	11,459
Titanium Metals Corp.	365	9,654
Total Metals & Mining		107,833

Oil, Gas & Consumable Fuels—7.0%
Alliance Resource Partners LP	342	12,404
Alon USA Energy, Inc.	299	8,127
Atlas Energy Resources LLC	354	11,006
Chesapeake Energy Corp.	355	13,917
Chevron Corp.	131	12,226
Delek US Holdings, Inc.	418	8,456
Frontier Oil Corp.	279	11,322
Frontline Ltd.	254	12,192
Gulfport Energy Corp. *	636	11,613
Holly Corp.	172	8,753
Nordic Amer Tanker Shipping	311	10,207
St. Mary Land & Exploration Co.	344	13,282
Tesoro Corp.	232	11,066
Valero Energy Corp.	167	11,695
Western Refining, Inc.	221	5,350
Total Oil, Gas & Consumable Fuels		161,616

Personal Products—0.9%
NBTY, Inc. *	312	8,549
USANA Health Sciences, Inc. *	301	11,161
Total Personal Products		19,710

Pharmaceuticals—2.2%
Aspreva Pharmaceuticals Corp. *	592	15,391
Axcan Pharma, Inc. *	600	13,800
Pain Therapeutics, Inc. *	1,221	12,943
Viropharma, Inc. *	1,156	9,179
Total Pharmaceuticals		51,313

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.	103	7,329

Semiconductors & Semiconductor Equipment—3.7%
Applied Materials, Inc.	536	9,519
Cypress Semiconductor Corp. *	458	16,502
Lam Research Corp. *	214	9,251
MEMC Electronic Materials, Inc. *	187	16,547
Nvidia Corp. *	336	11,431
Tessera Technologies, Inc. *	313	13,021
Ultra Clean Holdings *	767	9,357
Total Semiconductors & Semiconductor Equipment		85,628

See Notes to Schedule of Investments.

SPA MARKETGRADER 200

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value
Software—5.7%
Advent Software, Inc. *	286	$15,473
Ansoft Corp. *	383	9,901
Blackbaud, Inc.	453	12,702
Concur Technologies, Inc. *	428	15,497
Double-Take Software, Inc. *	663	14,400
FactSet Research Systems, Inc.	191	10,639
Interactive Intelligence, Inc. *	586	15,441
Microsoft Corp.	399	14,204
Oracle Corp. *	565	12,758
Vasco Data Security International, Inc. *	366	10,219
Total Software		131,234

Specialty Retail—4.1%
Abercrombie & Fitch Co. Class A	146	11,676
American Eagle Outfitters, Inc.	444	9,222
Bed Bath & Beyond, Inc. *	331	9,728
Buckle, Inc. (The)	306	10,098
Dick’s Sporting Goods, Inc. *	354	9,827
Guess?, Inc.	216	8,184
Gymboree Corp. *	286	8,712
J Crew Group, Inc. *	230	11,088
Men’s Wearhouse, Inc.	226	6,097
Sherwin-Williams Co. (The)	166	9,635
Total Specialty Retail		94,267

Textiles, Apparel & Luxury Goods—1.2%
Coach, Inc. *	257	7,859
CROCS, Inc. *	194	7,141
Nike, Inc. Class B	203	13,041
Total Textiles, Apparel & Luxury Goods		28,041

Tobacco—0.5%
Altria Group, Inc.	165	12,471
Total Investments—99.8% (Cost $2,481,903)		2,292,590

Other Assets in Excess of Liabilities—0.2%		3,536
Net Assets—100.0%		$2,296,126

*	Non-income producing security

See Notes to Schedule of Investments.

SPA MARKETGRADER LARGE CAP 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

COMMON STOCKS—99.8%
Aerospace & Defense—2.0%
Precision Castparts Corp.	346	$47,990
Rockwell Collins, Inc.	681	49,012
Total Aerospace & Defense		97,002

Air Freight & Logistics—0.9%
United Parcel Service, Inc. Class B	622	43,988

Automobiles—1.0%
Harley-Davidson, Inc.	973	45,449

Beverages—1.9%
Hansen Natural Corp. *	928	41,101
PepsiCo, Inc.	664	50,398
Total Beverages		91,499

Biotechnology—1.7%
Amgen, Inc. *	848	39,381
Genentech, Inc. *	590	39,571
Total Biotechnology		78,952

Capital Markets—9.2%
AllianceBernstein Holdings LP	538	40,485
American Capital Strategies Ltd.	1,147	37,805
Blackstone Group LP (The)	1,842	40,763
Eaton Vance Corp.	1,188	53,947
Franklin Resources, Inc.	356	40,737
Lehman Brothers Holdings, Inc.	738	48,295
Merrill Lynch & Co., Inc.	618	33,174
Morgan Stanley	706	37,496
SEI Investments Co.	1,743	56,072
T Rowe Price Group, Inc.	854	51,992
Total Capital Markets		440,766

Chemicals—2.6%
Air Products & Chemicals, Inc.	506	49,907
Potash Corp. of Saskatchewan	506	72,844
Total Chemicals		122,751

Commercial Banks—1.4%
Keycorp	1,349	31,634
Regions Financial Corp.	1,473	34,837
Total Commercial Banks		66,471

Communications Equipment—3.1%
Cisco Systems, Inc. *	1,473	39,874
Harris Corp.	804	50,395
Research In Motion Ltd. *	515	58,401
Total Communications Equipment		148,670

Computers & Peripherals—4.7%
Apple, Inc. *	336	66,555
Hewlett-Packard Co.	950	47,956
Seagate Technology	1,860	47,430
Western Digital Corp. *	2,034	61,447
Total Computers & Peripherals		223,388

See Notes to Schedule of Investments.

SPA MARKETGRADER LARGE CAP 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

Diversified Consumer Services—1.2%
Apollo Group, Inc. Class A *	822	$57,663

Diversified Financial Services—2.1%
Citigroup, Inc.	980	28,851
IntercontinentalExchange, Inc. *	360	69,300
Total Diversified Financial Services		98,151

Electrical Equipment—2.1%
Emerson Electric Co.	928	52,580
Rockwell Automation, Inc.	660	45,514
Total Electrical Equipment		98,094

Energy Equipment & Services—10.5%
Cameron International Corp. *	1,024	49,285
Diamond Offshore Drilling, Inc.	420	59,640
ENSCO International, Inc.	844	50,319
Grant Prideco, Inc. *	848	47,072
Halliburton Co.	1,244	47,160
National Oilwell Varco, Inc. *	694	50,981
Noble Corp.	974	55,041
Schlumberger Ltd.	442	43,480
Transocean, Inc. *	695	99,490
Total Energy Equipment & Services		502,468

Food & Staples Retailing—2.8%
SYSCO Corp.	1,398	43,632
Walgreen Co.	1,026	39,070
Wal-Mart Stores, Inc.	1,056	50,191
Total Food & Staples Retailing		132,893

Food Products—1.4%
Archer-Daniels-Midland Co.	1,430	66,395

Gas Utilities—2.1%
Equitable Resources, Inc.	922	49,124
Questar Corp.	934	50,530
Total Gas Utilities		99,654

Health Care Equipment & Supplies—4.3%
Intuitive Surgical, Inc. *	208	67,496
Kinetic Concepts, Inc. *	810	43,384
Medtronic, Inc.	840	42,227
Stryker Corp.	688	51,407
Total Health Care Equipment & Supplies		204,514

Health Care Providers & Services—0.4%
WellCare Health Plans, Inc. *	454	19,254

Hotels, Restaurants & Leisure—1.5%
Marriott International, Inc. Class A	1,058	36,162
Wynn Resorts Ltd. *	322	36,106
Total Hotels, Restaurants & Leisure		72,268

Household Durables—0.9%
Garmin Ltd.	438	42,486

Industrial Conglomerates—1.1%
McDermott International, Inc. *	897	52,950

See Notes to Schedule of Investments.

SPA MARKETGRADER LARGE CAP 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

Insurance—5.1%
Arch Capital Group Ltd. *	646	$45,446
Axis Capital Holdings Ltd.	1,256	48,946
Berkshire Hathaway, Inc. Class B *	12	56,832
Everest Re Group Ltd.	442	44,377
RenaissanceRe Holdings Ltd.	758	45,662
Total Insurance		241,263

Internet Software & Services—1.2%
Google, Inc. Class A *	86	59,467

IT Services—1.8%
Accenture Ltd.	1,206	43,452
Cognizant Technology Solutions Corp. Class A *	1,249	42,391
Total IT Services		85,843

Metals & Mining—3.5%
Allegheny Technologies, Inc.	458	39,571
Freeport-McMoRan Copper & Gold, Inc.	448	45,893
Southern Copper Corp.	408	42,893
Titanium Metals Corp.	1,468	38,829
Total Metals & Mining		167,186

Oil, Gas & Consumable Fuels—13.2%
Chesapeake Energy Corp.	1,332	52,214
Chevron Corp.	502	46,852
Consol Energy, Inc.	1,048	74,954
Devon Energy Corp.	566	50,323
EnCana Corp.	757	51,446
Frontier Oil Corp.	1,050	42,609
Newfield Exploration Co. *	978	51,541
Noble Energy, Inc.	714	56,777
Tesoro Corp.	974	46,460
Ultra Petroleum Corp. *	844	60,346
Valero Energy Corp.	680	47,620
XTO Energy, Inc.	937	48,124
Total Oil, Gas & Consumable Fuels		629,266

Pharmaceuticals—1.0%
Johnson & Johnson	733	48,891

Real Estate Management & Development—1.0%
Brookfield Asset Management, Inc. Class A	1,332	47,512

Semiconductors & Semiconductor Equipment—5.3%
Applied Materials, Inc.	2,240	39,782
Cypress Semiconductor Corp. *	1,658	59,738
Lam Research Corp. *	898	38,821
MEMC Electronic Materials, Inc. *	796	70,438
Nvidia Corp. *	1,374	46,743
Total Semiconductors & Semiconductor Equipment		255,522

Software—1.2%
Microsoft Corp.	1,649	58,704

See Notes to Schedule of Investments.

SPA MARKETGRADER LARGE CAP 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

Specialty Retail—4.2%
Abercrombie & Fitch Co. Class A	574	$45,903
American Eagle Outfitters, Inc.	1,798	37,344
Bed Bath & Beyond, Inc. *	1,354	39,794
Guess?, Inc.	978	37,056
Sherwin-Williams Co. (The)	688	39,932
Total Specialty Retail		200,029

Textiles, Apparel & Luxury Goods—2.3%
Coach, Inc. *	944	28,868
CROCS, Inc. *	854	31,436
Nike, Inc. Class B	808	51,905
Total Textiles, Apparel & Luxury Goods		112,209

Tobacco—1.1%
Altria Group, Inc.	688	51,999
Total Investments—99.8%
(Cost $4,882,098)		4,763,617
Other Assets in Excess of Liabilities—0.2%		10,922

Net Assets—100.0%		$4,774,539

*           Non-income producing security

See Notes to Schedule of Investments.

SPA MARKETGRADER MID CAP 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

COMMON STOCKS—99.9%
Aerospace & Defense—0.7%
Ceradyne, Inc. *	328	$15,393

Beverages—0.9%
Hansen Natural Corp. *	468	20,728

Capital Markets—4.6%
American Capital Strategies Ltd.	578	19,051
Eaton Vance Corp.	599	27,201
optionsXpress Holdings, Inc.	936	31,655
SEI Investments Co.	879	28,277
Total Capital Markets		106,184

Commercial Banks—2.6%
Frontier Financial Corp.	932	17,307
Pacific Capital Bancorp	890	17,916
SVB Financial Group *	507	25,553
Total Commercial Banks		60,776

Commercial Services & Supplies—1.2%
Huron Consulting Group, Inc. *	352	28,382

Communications Equipment—3.1%
CommScope, Inc. *	436	21,456
Comtech Telecommunications Corp. *	475	25,654
Harris Corp.	406	25,448
Total Communications Equipment		72,558

Computers & Peripherals—1.3%
Western Digital Corp. *	1,025	30,965

Consumer Finance—0.4%
First Marblehead Corp. (The)	602	9,211

Diversified Consumer Services—3.2%
Apollo Group, Inc. Class A *	414	29,042
Sotheby’s	511	19,469
Strayer Education, Inc.	145	24,734
Total Diversified Consumer Services		73,245

Diversified Financial Services—2.7%
Interactive Brokers Group, Inc. Class A *	869	28,086
IntercontinentalExchange, Inc. *	181	34,843
Total Diversified Financial Services		62,929

Electronic Equipment & Instruments—2.0%
Anixter International, Inc. *	295	18,370
Flir Systems, Inc. *	864	27,043
Total Electronic Equipment & Instruments		45,413

Energy Equipment & Services—12.9%
Cameron International Corp. *	516	24,835
Complete Production Services, Inc. *	1,131	20,324
ENSCO International, Inc.	426	25,398
FMC Technologies, Inc. *	430	24,381
Grant Prideco, Inc. *	428	23,758
Gulfmark Offshore, Inc. *	497	23,255
Helmerich & Payne, Inc.	697	27,928
Noble Corp.	491	27,746
Oceaneering International, Inc. *	328	22,091

See Notes to the Schedule of Investments.

SPA MARKETGRADER MID CAP 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value
Oil States International, Inc. *	518	$17,674
Superior Energy Services *	640	22,029
Tidewater, Inc.	360	19,750
W-H Energy Services, Inc. *	320	17,987
Total Energy Equipment & Services		297,156

Gas Utilities—3.3%
Energen Corp.	415	26,656
Equitable Resources, Inc.	465	24,775
Questar Corp.	471	25,481
Total Gas Utilities		76,912

Health Care Equipment & Supplies—4.3%
Immucor, Inc. *	669	22,739
Intuitive Surgical, Inc. *	105	34,073
Kinetic Concepts, Inc. *	408	21,852
Mentor Corp.	526	20,567
Total Health Care Equipment & Supplies		99,231

Health Care Providers & Services—2.2%
AMERIGROUP Corp. *	708	25,807
Healthspring, Inc. *	1,269	24,174
Total Health Care Providers & Services		49,981

Household Durables—0.8%
Tempur-Pedic International, Inc.	676	17,556

Industrial Conglomerates—1.2%
McDermott International, Inc. *	452	26,682

Insurance—10.3%
Arch Capital Group Ltd. *	325	22,864
Aspen Insurance Holdings Ltd.	868	25,032
Axis Capital Holdings Ltd.	633	24,668
Endurance Specialty Holdings Ltd.	594	24,788
Everest Re Group Ltd.	223	22,389
HCC Insurance Holdings, Inc.	843	24,177
Max Capital Group Ltd.	850	23,792
Philadelphia Consolidated Holding Co. *	617	24,279
RenaissanceRe Holdings Ltd.	382	23,012
RLI Corp.	409	23,227
Total Insurance		238,228

Internet & Catalog Retail—2.0%
NetFlix, Inc. *	1,214	32,317
NutriSystem, Inc. *	476	12,842
Total Internet & Catalog Retail		45,159

Internet Software & Services—0.6%
j2 Global Communications, Inc. *	661	13,993

Life Sciences Tools & Services—1.1%
Techne Corp. *	378	24,967

Machinery—4.1%
Graco, Inc.	622	23,176
Lincoln Electric Holdings, Inc.	313	22,279
Manitowoc Co., Inc. (The)	541	26,417
Wabtec Corp.	630	21,697
Total Machinery		93,569

See Notes to the Schedule of Investments.

SPA MARKETGRADER MID CAP 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

Metals & Mining—6.0%
Allegheny Technologies, Inc.	231	$19,958
Cleveland-Cliffs, Inc.	283	28,527
Kaiser Aluminum Corp.	332	26,387
Lundin Mining Corp. *	1,962	18,816
Schnitzer Steel Industries, Inc. Class A	365	25,232
Titanium Metals Corp.	740	19,573
Total Metals & Mining		138,493

Oil, Gas & Consumable Fuels—11.0%
Alliance Resource Partners LP	706	25,607
Arena Resources, Inc. *	724	30,198
Bill Barrett Corp. *	605	25,331
Frontier Oil Corp.	530	21,507
Frontline Ltd.	530	25,440
Holly Corp.	363	18,473
Newfield Exploration Co. *	493	25,981
St. Mary Land & Exploration Co.	678	26,178
Tesoro Corp.	492	23,468
Ultra Petroleum Corp. *	426	30,460
Total Oil, Gas & Consumable Fuels		252,643

Personal Products—1.6%
Herbalife Ltd.	556	22,396
NBTY, Inc. *	558	15,289
Total Personal Products		37,685

Pharmaceuticals—1.2%
Axcan Pharma, Inc. *	1,215	27,945

Real Estate Management & Development—0.7%
Jones Lang LaSalle, Inc.	231	16,438

Semiconductors & Semiconductor Equipment—2.2%
Cypress Semiconductor Corp. *	836	30,121
Lam Research Corp. *	453	19,583
Total Semiconductors & Semiconductor Equipment		49,704

Software—3.1%
Advent Software, Inc. *	526	28,457
Blackbaud, Inc.	903	25,320
Vasco Data Security International, Inc. *	640	17,869
Total Software		71,646

Specialty Retail—7.9%
Abercrombie & Fitch Co. Class A	290	23,192
American Eagle Outfitters, Inc.	907	18,838
Bed Bath & Beyond, Inc. *	683	20,073
Buckle, Inc. (The)	607	20,031
Dick’s Sporting Goods, Inc. *	666	18,488
Guess?, Inc.	494	18,718
Gymboree Corp. *	596	18,154
Men’s Wearhouse, Inc.	460	12,411
Sherwin-Williams Co. (The)	347	20,140
Zumiez, Inc. *	486	11,839
Total Specialty Retail		181,884

Textiles, Apparel & Luxury Goods—0.7%
CROCS, Inc. *	431	15,865

See Notes to the Schedule of Investments.

SPA MARKETGRADER MID CAP 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value
Total Investments—99.9%
(Cost $2,487,138)		$2,301,521
Other Assets in Excess of Liabilities—0.1%		2,570
Net Assets—100.0%		$2,304,091
*	Non-income producing security

See Notes to the Schedule of Investments.

SPA MARKETGRADER SMALL CAP 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

COMMON STOCKS—98.7%
Aerospace & Defense—2.8%
Aerovironment, Inc. *	1,143	$27,660
Ceradyne, Inc. *	331	15,534
Ladish Co., Inc. *	431	18,615
Total Aerospace & Defense		61,809

Capital Markets—3.6%
MCG Capital Corp.	1,677	19,436
optionsXpress Holdings, Inc.	944	31,927
TradeStation Group, Inc. *	2,020	28,704
Total Capital Markets		80,067

Chemicals—3.1%
Flotek Industries, Inc. *	540	19,462
ICO, Inc. *	1,627	20,891
LSB Industries, Inc. *	1,065	30,054
Total Chemicals		70,407

Commercial Banks—5.9%
Cascade Bancorp	988	13,753
Frontier Financial Corp.	940	17,456
Green Bankshares, Inc.	631	12,115
Nara Bancorp, Inc.	1,402	16,361
Pacific Capital Bancorp	898	18,077
Preferred Bank	555	14,441
SVB Financial Group *	511	25,754
West Coast Bancorp	777	14,375
Total Commercial Banks		132,332

Commercial Services & Supplies—4.4%
American Ecology Corp.	1,151	27,025
Heidrick & Struggles International, Inc.	665	24,678
Huron Consulting Group, Inc. *	355	28,625
TrueBlue, Inc. *	1,186	17,173
Total Commercial Services & Supplies		97,501

Communications Equipment—1.2%
Comtech Telecommunications Corp. *	479	25,871

Computers & Peripherals—1.0%
Intevac, Inc. *	1,552	22,566

Construction & Engineering—0.9%
Michael Baker Corp. *	486	19,975

Construction Materials—0.8%
Headwaters, Inc. *	1,556	18,267

Consumer Finance—0.7%
First Cash Financial Services, Inc. *	1,089	15,987

Diversified Financial Services—2.0%
Asta Funding, Inc.	617	16,313
Interactive Brokers Group, Inc. Class A *	876	28,313
Total Diversified Financial Services		44,626

Diversified Telecommunication Services—1.1%
Atlantic Tele-Network, Inc.	707	23,882

See Notes to Schedule of Investments.

SPA MARKETGRADER SMALL CAP 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

Electrical Equipment—1.0%
II-VI, Inc. *	745	$22,760

Electronic Equipment & Instruments—0.8%
Daktronics, Inc.	831	18,756

Energy Equipment & Services—8.5%
Basic Energy Services, Inc. *	1,082	23,750
Bronco Drilling Co., Inc. *	1,546	22,958
Complete Production Services, Inc. *	1,140	20,486
Dawson Geophysical Co. *	284	20,295
Gulfmark Offshore, Inc. *	501	23,442
OYO Geospace Corp. *	273	20,573
T-3 Energy Services, Inc. *	667	31,355
Trico Marine Services, Inc. *	769	28,468
Total Energy Equipment & Services		191,327

Food & Staples Retailing—1.0%
Andersons, Inc. (The)	493	22,086

Health Care Equipment & Supplies—0.9%
Mentor Corp.	530	20,723

Health Care Providers & Services—4.6%
Air Methods Corp. *	512	25,431
AMERIGROUP Corp. *	714	26,025
Healthspring, Inc. *	1,279	24,365
LHC Group, Inc. *	1,067	26,654
Total Health Care Providers & Services		102,475

Hotels, Restaurants & Leisure—2.7%
Ambassadors Group, Inc.	618	11,316
Monarch Casino & Resort, Inc. *	820	19,745
Premier Exhibitions, Inc. *	1,536	16,804
Ruth’s Chris Steak House *	1,472	13,160
Total Hotels, Restaurants & Leisure		61,025

Industrial Conglomerates—1.0%
Raven Industries, Inc.	559	21,460

Insurance—8.2%
Amerisafe, Inc. *	1,360	21,094
First Mercury Financial Corp. *	1,097	26,767
Max Capital Group Ltd.	857	23,987
Navigators Group, Inc. *	446	28,990
RLI Corp.	412	23,397
Safety Insurance Group, Inc.	647	23,693
SeaBright Insurance Holdings, Inc. *	1,287	19,408
United Fire & Casualty Co.	593	17,250
Total Insurance		184,586

Internet & Catalog Retail—2.9%
NetFlix, Inc. *	1,224	32,583
NutriSystem, Inc. *	480	12,950
PetMed Express, Inc. *	1,635	19,784
Total Internet & Catalog Retail		65,317

See Notes to Schedule of Investments.

SPA MARKETGRADER SMALL CAP 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

Internet Software & Services—3.9%
j2 Global Communications, Inc. *	666	$14,099
Knot, Inc. (The) *	1,156	18,427
LoopNet, Inc. *	1,372	19,277
TheStreet.com, Inc.	2,179	34,689
Total Internet Software & Services		86,492

Machinery—4.0%
Cascade Corp.	369	17,144
Dynamic Materials Corp.	520	30,628
Hurco Cos., Inc. *	440	19,206
Wabtec Corp.	635	21,869
Total Machinery		88,847

Metals & Mining—4.3%
Kaiser Aluminum Corp.	334	26,546
Royal Gold, Inc.	751	22,921
RTI International Metals, Inc. *	327	22,540
Schnitzer Steel Industries, Inc. Class A	368	25,440
Total Metals & Mining		97,447

Oil, Gas & Consumable Fuels—7.0%
Alliance Resource Partners LP	712	25,824
Arena Resources, Inc. *	730	30,448
Bill Barrett Corp. *	610	25,541
EXCO Resources, Inc. *	1,394	21,579
Gulfport Energy Corp. *	1,251	22,843
Petroleum Development Corp. *	530	31,340
Total Oil, Gas & Consumable Fuels		157,575

Personal Products—1.0%
USANA Health Sciences, Inc. *	578	21,432

Pharmaceuticals—3.6%
Aspreva Pharmaceuticals Corp. *	1,205	31,330
Axcan Pharma, Inc. *	1,225	28,175
Viropharma, Inc. *	2,630	20,882
Total Pharmaceuticals		80,387

Semiconductors & Semiconductor Equipment—2.1%
Sigma Designs, Inc. *	491	27,104
Ultra Clean Holdings *	1,677	20,459
Total Semiconductors & Semiconductor Equipment		47,563

Software—5.4%
Advent Software, Inc. *	530	28,673
Ansoft Corp. *	725	18,741
Blackbaud, Inc.	911	25,544
Double-Take Software, Inc. *	1,431	31,082
Vasco Data Security International, Inc. *	645	18,008
Total Software		122,048

See Notes to Schedule of Investments.

SPA MARKETGRADER SMALL CAP 100

SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

Investments	Shares	Value

Specialty Retail—5.5%
Aeropostale, Inc. *	1,216	$32,225
Buckle, Inc. (The)	612	20,196
Charlotte Russe Holding, Inc. *	1,363	22,012
Dress Barn, Inc. *	1,400	17,514
Gymboree Corp. *	600	18,276
Zumiez, Inc. *	490	11,936
Total Specialty Retail		122,159

Textiles, Apparel & Luxury Goods—1.4%
True Religion Apparel, Inc. *	1,438	30,701

Thrifts & Mortgage Finance—0.7%
FirstFed Financial Corp.*	421	15,080

Trading Companies & Distributors—0.7%
Houston Wire & Cable Co.	1,158	16,374
Total Investments—98.7%
(Cost $2,452,916)		2,209,910
Other Assets in Excess of Liabilities—1.3%		28,704
Net Assets—100.0%		$2,238,614
*	Non-income producing security

See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

1.	ORGANIZATION

The SPA ETF Trust, (the “Trust”) was organized as a Delaware statutory trust on March 13, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and individually the “Fund”). Each Fund is a diversified fund under the Act. The Funds commenced operations on October 12, 2007.

The objectives of the Funds, (SPA MarketGrader 40, SPA MarketGrader 100, SPA MarketGrader 200, SPA MarketGrader Large Cap 100, SPA MarketGrader Mid Cap 100, and the SPA MarketGrader Small Cap 100) is to seek investment results that correspond generally to the performance, before the Funds’ fees and expenses, of an equity index on the MarketGrader 40 Index, MarketGrader 100 Index, MarketGrader 200 Index, MarketGrader Small Cap 100 Index, MarketGrader Mid Cap 100 Index, and the MarketGrader Large Cap 100 Index, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds.

Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The NAV per share is calculated by the custodian and determined as of the close of the regular trading session on the NYSE ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open. Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Board.

Investment Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold.

3.	OFFERING AND ORGANIZATIONAL COSTS

The Advisor has agreed to assume all organization and offering costs and expenses in order to limit each Fund’s operating expenses.

Costs incurred in connection with the organization of the Trust were $200,000.

4.	ACCOUNTING PRONOUNCEMENTS

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

5.	FEDERAL INCOME TAXES

At December 31, 2007 the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same, for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SPA MarketGrader 40 Fund	$2,341,659	$142,943	($227,850)	($84,907)
SPA MarketGrader 100 Fund	2,447,005	106,695	(289,262)	(182,567)
SPA MarketGrader 200 Fund	2,481,903	92,279	(281,592)	(189,313)
SPA MarketGrader Small Cap 100 Fund	2,452,916	88,779	(331,785)	(243,006)
SPA MarketGrader Mid Cap 100 Fund	2,487,138	77,346	(262,963)	(185,617)
SPA MarketGrader Large Cap 100 Fund	4,882,098	103,905	(222,386)	(118,481)

Item 2.	Controls and Procedures.
(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SPA ETF Trust

By:	/s/ Antony Peter Drain
Antony P. Drain Chief Executive Officer

Date: February 26, 2008

By:	/s/ Christopher Lanza
Christopher Lanza Chief Financial Officer

Date: February 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Antony Peter Drain
Antony P. Drain Chief Executive Officer

Date: February 26, 2008

By:	/s/ Christopher Lanza
Christopher Lanza Chief Financial Officer

Date: February 26, 2008